Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees		Total Payments
Total		$ 604,804,000	$ 75,151,000	$ 125,207,000		$ 805,162,000
UNITED STATES | U.S. Department of the Interior 1 [Member]
Total				11,000		11,000
UNITED STATES | Internal Revenue Service [Member]
Total		7,956,000				7,956,000
UNITED STATES | USDA APHIS Wildlife Services [Member]
Total				223,000		223,000
UNITED STATES | United States Treasury [Member]
Total		3,596,000				3,596,000
UNITED STATES | U.S. Customs and Border Protection [Member]
Total		902,000		71,000		973,000
UNITED STATES | U.S. Department of the Interior 2 [Member]
Total			3,758,000			3,758,000
PERU | Superintendencia Nacional [Member]
Total		97,071,000		29,000		97,100,000
PERU | Organismo de Evaluacion y Fiscaliza [Member]
Total				364,000		364,000
PERU | Banco de la Nacion [Member]
Total		807,000				807,000
PERU | Organismo Supervisor de la Inversio [Member]
Total				623,000		623,000
PERU | Instituto Geologico Minero y Metalu [Member]
Total			876,000			876,000
PERU | Agencia de Promocion de la Inversion Privada [Member]
Total						15,104,000
CANADA | Saskatchewan Water Corporation [Member]
Total				3,776,000		3,776,000
CANADA | TransGas Limited [Member]
Total		330,000		11,895,000		12,225,000
CANADA | Rural Municipality of Pense 160 [Member]
Total		2,195,000		8,000		2,203,000
CANADA | Rural Municipality of Spy Hill [Member]
Total		5,533,000		36,000		5,569,000
CANADA | Langenburg Rural Municipality of 181 [Member]
Total		800,000				800,000
CANADA | Minister of Finance - Revenue Division (Saskatchewan) [Member]
Total		59,725,000				59,725,000
CANADA | TD Energy Trading Inc. [Member]
Total		270,000		6,407,000		6,677,000
CANADA | Ministry of Energy and Resources (Saskatchewan) [Member]
Total		201,586,000.00	34,123,000.00	18,000.00		235,727,000
CANADA | Water Security Agency (Saskatchewan) [Member]
Total				663,000		663,000
CANADA | Canada Revenue Agency [Member]
Total		154,282,000		48,000		154,330,000
CANADA | Saskatchewan Workers Compensation Board [Member]
Total				767,000		767,000
CANADA | SaskEnergy Incorporated [Member]
Total				270,000		270,000
CANADA | Saskatchewan Power Corporation [Member]
Total		1,458,000		50,884,000		52,342,000
CANADA | Ministry of Treasury Board and Finance (Alberta) [Member]
Total		184,000				184,000
CANADA | Rural Municipality of Colonsay [Member]
Total		1,905,000				1,905,000
CANADA | Revenue Quebec [Member]
Total		780,000				780,000
BRAZIL | Agencia Nacional de Mineracao 1 [Member]
Total	[1]		8,308,000	274,000	[2]	8,582,000
BRAZIL | Araxa-MG Prefeitura Municipal [Member]
Total	[1]	1,272,000				1,272,000
BRAZIL | Companhia de Desenvolvimento [Member]
Total	[1]		9,671,000			9,671,000
BRAZIL | Ministerio do Trabalho e Emprego MT [Member]
Total	[1]	3,118,000		2,421,000		5,539,000
BRAZIL | Fundo Especial de D do I de P Ambie [Member]
Total	[1]		761,000			761,000
BRAZIL | Fundo Especial de Desp do Gabinete [Member]
Total	[1]		761,000			761,000
BRAZIL | Goias Secretaria da Fazenda [Member]
Total	[1]	3,313,000				3,313,000
BRAZIL | Instituto Estadual de Florestas [Member]
Total	[1]			323,000		323,000
BRAZIL | Ministerio da Economia 1 [Member]
Total	[1]	30,340,000				30,340,000
BRAZIL | Municipio de Tapira [Member]
Total	[1]	958,000		357,000		1,315,000
BRAZIL | Ministerio da Fazenda [Member]
Total	[1]	165,000				165,000
BRAZIL | Prefeitura Municipal de Cajati [Member]
Total	[1]	1,824,000				1,824,000
BRAZIL | Sao Paulo Governo do Estado [Member]
Total	[1]	11,262,000				11,262,000
BRAZIL | Prefeitura Municipal de Uberaba [Member]
Total	[1]	3,528,000		155,000		3,683,000
BRAZIL | Prefeitura Municipal de Rosario do [Member]
Total	[1]	470,000				470,000
BRAZIL | Estado de Sergipe - Administracao [Member]
Total	[1]	8,494,000				8,494,000
BRAZIL | Agencia Nacional de Mineracao 2 [Member]
Total	[1]		$ 1,790,000			1,790,000
BRAZIL | Ministerio da Economia 2 [Member]
Total	[1]	$ 457,000		$ 45,806,000		$ 46,263,000

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate
[2]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate